Reverse Merger with Alcobra Ltd. (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Fair Value of Assets and Liabilities Acquired

The following summarizes the estimated fair value of the assets and liabilities acquired at the date of the merger:

(in thousands)
Cash and cash equivalents	$2,032
Restricted cash	179
Short-term investments	34,188
Prepaid and other assets	434
Property, plant and equipment – held for sale	29
Intangible asset-held for sale	590
Total assets acquired	37,452
Accounts payable and accrued expenses	(1,906)
Net assets acquired	$35,546